Debt Additional Information on Variable Rate Debt (Details)	Dec. 31, 2013 Five-Year Term Loan, due October 2018	Oct. 18, 2013 Five-Year Term Loan, due October 2018	Dec. 31, 2013 Seven-Year Term Loan, due October 2020	Oct. 18, 2013 Seven-Year Term Loan, due October 2020	Dec. 31, 2012 Receivables Credit Facility	Dec. 31, 2012 Senior Credit Facility, Term Loan, due October 2016
Debt Instrument [Line Items]
Reference Interest Rate	0.17%		0.17%		0.21%	0.21%
Applicable margin	1.375%	1.375%	1.625%	1.625%	0.85%	1.50%